Financial instruments (Details 8) - Interest rate swap contract [member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest receivable	$ 569	$ 936
Interest payable	43,035	70,033
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	279	367
Interest payable	20,507	26,999
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	189	279
Interest payable	13,916	20,507
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	101	189
Interest payable	7,375	13,916
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		101
Interest payable	1,237	7,375
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0
Interest payable	0	1,236
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	$ 0	$ 0